CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS - OPERATING ACTIVITIES
Net profit for the period	$ 113,947	$ 61,831
Income and expense items not involving cash flows:
Depreciation and amortization	137,787	127,535
Effect of exchange rate differences	946	(1,994)
Other expense (income), net	1,907	(3,227)
Changes in assets and liabilities:
Trade accounts receivable	(31,603)	12,722
Other current assets	10,519	(8,983)
Inventories	(28,958)	(15,484)
Trade accounts payable	53,010	(14,568)
Deferred revenue and customers' advances	(10,646)	16,207
Employee related liabilities and other current liabilities	26,077	19,696
Long-term employee related liabilities	357	140
Deferred tax, net and other long-term liabilities	1,325	(13,212)
Net cash provided by operating activities	274,668	180,663
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(130,217)	(105,599)
Investments in marketable securities and other assets, net	(94,745)	(18,666)
Net cash used in investing activities	(224,962)	(124,265)
CASH FLOWS - FINANCING ACTIVITIES
Exercise of options, net	44	364
Loans repayment	0	(11,163)
Principal payments on account of capital lease obligation	(17,778)	(17,903)
Debentures repayment	(20,972)	(20,078)
Net cash used in financing activities	(38,706)	(48,780)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	(10,753)	(3,546)
INCREASE IN CASH AND CASH EQUIVALENTS	247	4,072
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	210,930	211,683
CASH AND CASH EQUIVALENTS - END OF PERIOD	211,177	215,755
NON-CASH ACTIVITIES:
Investments in property and equipment	82,526	74,142
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest, net	1,495	769
Cash paid during the period for income taxes, net	$ 8,718	$ 5,016